Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Schedule of property and equipment

	December 31, 2025	December 31, 2024
Building improvement	$14,620	$14,620
Furniture and fixture	42,676	42,033
Equipment	168,749	137,966
Software	1,995	1,995
Total cost	228,040	196,614
Less accumulated depreciation	(161,335)	(136,129)
Property and equipment, net	$66,705	$60,485

Schedule of net book value of the sales of the property

Amount
Warehouse	$3,789,773
Land	731,515
Building improvement	225,636
Total carrying amount	4,746,924
Less: Accumulated depreciation	782,822
Net book value	$3,964,102